Commitments and Contingencies (Details) - USD ($) $ in Millions	Aug. 03, 2020	Aug. 03, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Commitments
Unfunded Commitment Outstanding			$ 101.2	$ 71.8	$ 67.9
Mavik RESOF
Other Commitments
Unfunded Commitment Outstanding			$ 16.4	$ 15.1	$ 14.1
Committed Capital	$ 50.0	$ 50.0